RESULTS BY NATURE	12 Months Ended
Dec. 31, 2021
RESULTS BY NATURE
RESULTS BY NATURE
30.	RESULTS BY NATURE

	December 31,	December 31,	December 31,
	2021	2020	2019
Cost of sales (1)
Personnel expenses	(1,174,460)	(997,080)	(1,374,331)
Costs of raw materials, materials and services	(8,731,670)	(7,533,152)	(10,067,716)
Logistics cost	(4,328,046)	(4,156,096)	(2,776,021)
Depreciation, depletion and amortization	(5,988,248)	(5,773,088)	(7,135,049)
Operating expenses COVID-19 (6)		(95,024)
Other (2)	(393,164)	(411,891)	609,635
	(20,615,588)	(18,966,331)	(20,743,482)
Selling expenses
Personnel expenses	(219,590)	(205,636)	(215,640)
Services	(121,568)	(114,143)	(85,161)
Logistics cost	(947,551)	(852,562)	(618,089)
Depreciation and amortization	(944,361)	(905,880)	(904,748)
Other (3)	(58,652)	(96,431)	(81,641)
	(2,291,722)	(2,174,652)	(1,905,279)

General and Administrative expenses
Personnel expenses	(984,513)	(862,308)	(642,543)
Services	(330,727)	(311,975)	(323,841)
Depreciation and amortization	(103,867)	(78,275)	(26,221)
Social actions COVID-19	(25,285)	(48,590)
Operating expenses COVID-19 (6)		(41,076)
Other (4)	(133,517)	(100,968)	(180,753)
	(1,577,909)	(1,443,192)	(1,173,358)

Other operating (expenses) income net
Rents and leases	3,321	4,303	5,805
Result from sale of other products, net	31,865	56,791	15,229
Result from sale and disposal of property, plant and equipment, intangible and biological assets, net (2) (5)	413,052	11,548	(63,454)
Result on fair value adjustment of biological assets	763,091	466,484	185,399
Depletion and amortization	(5,187)	(15,537)	(20,336)
Trade agreement credits (5)			87,000
Tax credits - gains in tax lawsuit (ICMS from the PIS/COFINS calculation basis) (7)	441,880		128,115
Other operating income (expenses), net	45	7,561	67,996
	1,648,067	531,150	405,754

1)	Includes R$227,562 related to maintenance downtime costs (R$524,411 related to idle capacity and maintenance downtime as of December 31, 2020).
2)	Includes R$440 related to the formation cost of the biological asset applied directly in the statement of income (R$3,177 as of December 31, 2020).
3)	Includes expected credit losses, insurance, materials of use and consumption, travel, accommodation, trade fairs and events.
4)	Includes corporate expenses, insurance, materials of use and consumption, social programs and donations, travel and accommodation.
5)	Includes, substantially, the net gain on the sale of rural properties and forests to Turvinho and Bracell (Note 1.2.2.).

6)

Includes, mainly, expenses in the manufacturing units for the refurbishment of cafeterias and workplaces, expansion of the frequency of conservation, cleaning, hygiene and maintenance of common areas, public transport with greater space between passengers, distribution of masks and realization rapid tests on employees working in factories. As of 2021, these expenses were incorporated into the normal course of the Company's operations

7)	Refers to the recognition of (i) R$454,318, related to the tax credit, as described in Note 20.3 and (ii) R$12,438 related to the provision for legal fees.